                               ING PARTNERS, INC.

                        Supplement dated January 19, 2005
           to the Prospectuses and Statement of Additional Information
              of ING Partners, Inc. ("IPI"), each dated May 1, 2004

ING SALOMON BROTHERS LARGE CAP GROWTH PORTFOLIO

      The disclosure of the fees payable by ING Salomon Brothers Large Cap Growth Portfolio ("Large Cap Growth Portfolio"), a series of IPI, is modified as discussed in this supplement, effective December 1, 2004.

      First, effective December 1, 2004, Large Cap Growth Portfolio's management fee was reduced from 0.70% to 0.64%, computed as a percentage of the Portfolio's average daily net assets. In addition, while the supplement dated August 18, 2004 to Large Cap Growth Portfolio's prospectuses stated that the administrative fee payable by the Portfolio would be reduced to 0.17%, effective December 1, 2004, the administrative fee remained at 0.20%. To reflect these changes, the disclosure contained in the Large Cap Growth Portfolio's prospectuses is modified as outlined below.

      1) The table that is captioned "Annual Portfolio Operating Expenses" and appears in the Section entitled "Portfolio Fees and Expenses" on page 31 of Large Cap Growth Portfolio's Initial Class prospectus is revised to delete the disclosure of the Portfolio's annual operating expenses and replace it with the following:

                                                                                                                    TOTAL NET
                                            DISTRIBUTION                    GROSS ANNUAL                             ANNUAL
                               MANAGEMENT     (12B-1)        OTHER           OPERATING         WAIVERS AND          OPERATING
                                  FEE           FEES        EXPENSES          EXPENSES        REIMBURSEMENTS        EXPENSES
                                  ---           ----        --------          --------        --------------        --------
ING Salomon Brothers Large
Cap Growth Portfolio
(formerly, ING Alger
Capital Appreciation
Portfolio)                       0.64%           --           0.20%            0.84%                 --              0.84%

      2) To reflect the new fee schedule for Large Cap Growth Portfolio, the following footnotes replace those designated with "****" and "+" that follow the "Annual Portfolio Operating Expenses" table on page 31 of the Portfolio's Initial Class prospectus:

            **** Effective December 1, 2004, Management Fees have been restated to reflect a decrease as follows: from 0.85% to 0.64% for ING
                  T. Rowe Price Diversified Mid Cap Portfolio; from 0.70% to 0.64% for ING Salomon Brothers Large Cap Growth Portfolio; from 0.80% to 0.64% for ING American Century Select Portfolio; and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio.

            + Effective December 1, 2004, the Administrative Fees have been restated to reflect a decrease as follows: from 0.20% to 0.02% for ING T. Rowe Price Diversified Mid Cap Portfolio, ING American Century Select Portfolio and ING Van Kampen Equity and Income Portfolio; and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

      3) The Example table for Initial Class shares on page 32 of the Initial Class Prospectus is amended to delete the disclosure regarding the one-, three-, five- and ten-year fees payable by Large Cap Growth Portfolio and replace it with the following:

                                                     1 YEAR       3 YEARS       5 YEARS     10 YEARS
                                                     ------       -------       -------     --------
ING Salomon Brothers Large Cap Growth Portfolio
(formerly, ING Alger Capital Appreciation
Portfolio )                                            $86          $268         $466        $1,037

      4) The table that is captioned "Annual Portfolio Operating Expenses" and appears in the Section entitled "Portfolio Fees and Expenses" on page 33 of Large Cap Growth Portfolio's Service Class and Adviser Class prospectus is revised to delete the disclosure of the Portfolio's annual operating expenses and replace it with the following:

                                                                                                                         TOTAL NET
                                            DISTRIBUTION                           GROSS ANNUAL                           ANNUAL
                               MANAGEMENT     (12B-1)            OTHER               OPERATING         WAIVERS AND       OPERATING
                                  FEE           FEES            EXPENSES             EXPENSES        REIMBURSEMENTS      EXPENSES
                                  ---           ----      -----------------------    --------        --------------      --------
                                                           Admin.
                                                          Services   Shareholder
                                                            Fee      Services Fee
                                                            ---      ------------
ING Salomon Brothers Large
Cap Growth Portfolio
(formerly, ING Alger
Capital Appreciation
Portfolio)                       0.64%           --         0.20%       0.25%          1.09%             --                 1.09%

      5) To reflect the new fee schedule for Large Cap Growth Portfolio, the following footnotes replace those designated with "****" and "+" that follow the "Annual Portfolio Operating Expenses" table on page 33 of the Portfolio's Service Class and Adviser Class prospectus:

            **** Effective December 1, 2004, Management Fees have been restated to reflect a decrease as follows: from 0.85% to 0.64% for ING
                  T. Rowe Price Diversified Mid Cap Portfolio; from 0.70% to 0.64% for ING Salomon Brothers Large Cap Growth Portfolio; from 0.80% to 0.64% for ING American Century Select Portfolio; and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio.

            + Effective December 1, 2004, the Administrative Fees have been restated to reflect a decrease as follows: from 0.20% to 0.02% for ING T. Rowe Price Diversified Mid Cap Portfolio, ING American Century Select Portfolio and ING Van Kampen Equity and Income Portfolio; and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

      6) The Example table for Service Class shares on page 34 of the Service Class and Adviser Class Prospectus is amended to delete the disclosure regarding the one-, three-, five- and ten-year fees payable by Large Cap Growth Portfolio and replace it with the following:

                                                     1 YEAR       3 YEARS       5 YEARS     10 YEARS
                                                     ------       -------       -------     --------
ING Salomon Brothers Large Cap Growth Portfolio
(formerly, ING Alger Capital Appreciation
Portfolio)                                            $111          $347         $601        $1,329

      7) The table that is captioned "Annual Portfolio Operating Expenses" and appears in the Section entitled "Portfolio Fees and Expenses" on page 35 of Large Cap Growth Portfolio's Service Class and Adviser Class prospectus is revised to delete the disclosure of the Portfolio's annual operating expenses and replace it with the following:

                                                                                                                         TOTAL NET
                                            DISTRIBUTION                           GROSS ANNUAL                           ANNUAL
                               MANAGEMENT     (12B-1)            OTHER               OPERATING         WAIVERS AND       OPERATING
                                  FEE           FEES            EXPENSES             EXPENSES        REIMBURSEMENTS      EXPENSES
                                  ---           ----      -----------------------    --------        --------------      --------
                                                           Admin.
                                                          Services   Shareholder
                                                            Fee      Services Fee
                                                            ---      ------------
ING Salomon Brothers Large
Cap Growth Portfolio
(formerly, ING Alger
Capital Appreciation
Portfolio)                       0.64%         0.25%       0.20%       0.25%          1.34%             --                  1.34%

      8) To reflect the new fee schedule for Large Cap Growth Portfolio, the following footnotes replace those designated with "****" and "+" that follow the "Annual Portfolio Operating Expenses" table on page 35 of the Portfolio's Service Class Adviser Class prospectus:

            **** Effective December 1, 2004, Management Fees have been restated to reflect a decrease as follows: from 0.85% to 0.64% for ING
                  T. Rowe Price Diversified Mid Cap Portfolio; from 0.70% to 0.64% for ING Salomon Brothers Large Cap Growth Portfolio; from 0.80% to 0.64% for ING American Century Select Portfolio; and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio.

            + Effective December 1, 2004, the Administrative Fees have been restated to reflect a decrease as follows: from 0.20% to 0.02% for ING T. Rowe Price Diversified Mid Cap Portfolio, ING American Century Select Portfolio and ING Van Kampen Equity and Income Portfolio; and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

      9) The Example table for Adviser Class shares on page 36 of the Service Class and Adviser Class Prospectus is amended to delete the disclosure regarding the one-, three-, five- and ten-year fees payable by Large Cap Growth Portfolio and replace it with the following:

                                                     1 YEAR       3 YEARS       5 YEARS     10 YEARS
                                                     ------       -------       -------     --------
ING Salomon Brothers Large Cap Growth Portfolio
(formerly, ING Alger Capital Appreciation
Portfolio)                                            $136          $425         $734        $1,613

      In addition to the changes made to Large Cap Growth's prospectuses to reflect the new fee structure, the disclosure in IPI's statement of additional information ("SAI") has been modified in a corresponding manner. Specifically, the footnote designated with "**" to the table appearing on pages 53-54 of the SAI under the paragraph captioned "The Administrative Services Agreement" is deleted and replaced with the following:

      ** Effective December 1, 2004, the Administrative Fee has been reduced to 0.02% for ING T. Rowe Price Diversified Mid Cap Portfolio (formerly, ING Alger Aggressive Growth Portfolio), 0.02% for ING American Century Select Portfolio (formerly, ING Alger Growth Portfolio), 0.06% for ING Oppenheimer Global Portfolio (formerly, ING MFS Global Growth Portfolio) and 0.02% for ING Van Kampen Equity and Income Portfolio (formerly, ING UBS U.S. Allocation Portfolio).

ING OPPENHEIMER GLOBAL PORTFOLIO

Historically, ING Oppenheimer Global Portfolio ("Global Portfolio"), a series of IPI, was not permitted to invest in passive foreign investment companies ("PFICs"). Oppenheimer Funds, Inc., the sub-adviser to Global Portfolio, requested that the Portfolio's non-fundamental investment strategies be modified to permit them the flexibility to invest Global Portfolio's assets in passive foreign investment companies.

As requested by its sub-adviser, Global Portfolio's investment strategies were modified to permit it to invest in PFICs, effective December 15, 2004. To reflect the new strategy, the disclosure regarding investment in passive foreign investment companies that appears on page 16 of IPI's statement of additional information ("SAI") is revised by deleting disclosure indicating that Global Portfolio is not permitted to invest in PFICs. To reflect this modification, this paragraph has been revised and appears in the SAI as follows:

      PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) - Each Portfolio (except ING Salomon Brothers Large Cap Growth, ING Baron Small Cap Growth,
      ING JPMorgan Mid Cap Value, ING OpCap Balanced Value and ING
      Van Kampen Comstock Portfolios) may invest in PFICs. Some foreign countries limit or prohibit all direct foreign investment in the securities of companies in these countries. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. The Portfolios are subject to certain percentage limits under the 1940 Act relating to the purchase of securities of investment companies, and may be subject to the limitation that no more than 10% of the value of the Portfolio's assets may be invested in these securities.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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